SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS (Details) - Equity Classified Awards [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	21,195
Exercise price | $ / shares	$ 176.13
Weighted average remaining contractual life, Outstanding	4 years 9 months 29 days
Number of options Exercisable | shares	20,905
Exercise price | $ / shares	$ 176.37
Weighted average remaining contractual life, Exercisable	4 years 9 months 21 days
Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	54
Exercise price | $ / shares	$ 106.77
Weighted average remaining contractual life, Outstanding	6 years 8 months 4 days
Number of options Exercisable | shares	54
Exercise price | $ / shares	$ 106.77
Weighted average remaining contractual life, Exercisable	6 years 8 months 4 days
Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	481
Exercise price | $ / shares	$ 116.85
Weighted average remaining contractual life, Outstanding	6 years 5 months 23 days
Number of options Exercisable | shares	418
Exercise price | $ / shares	$ 116.85
Weighted average remaining contractual life, Exercisable	6 years 5 months 23 days
Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	1,006
Exercise price | $ / shares	$ 144.87
Weighted average remaining contractual life, Outstanding	6 years 7 days
Number of options Exercisable | shares	943
Exercise price | $ / shares	$ 144.87
Weighted average remaining contractual life, Exercisable	6 years 7 days
Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	2,282
Exercise price | $ / shares	$ 151.43
Weighted average remaining contractual life, Outstanding	1 year 6 months 7 days
Number of options Exercisable | shares	2,282
Exercise price | $ / shares	$ 151.43
Weighted average remaining contractual life, Exercisable	1 year 6 months 7 days
Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	11,239
Exercise price | $ / shares	$ 156.34
Weighted average remaining contractual life, Outstanding	4 years 3 months 29 days
Number of options Exercisable | shares	11,239
Exercise price | $ / shares	$ 156.34
Weighted average remaining contractual life, Exercisable	4 years 3 months 29 days
Exercise Price Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	1,312
Exercise price | $ / shares	$ 179.74
Weighted average remaining contractual life, Outstanding	6 years 4 months 2 days
Number of options Exercisable | shares	1,148
Exercise price | $ / shares	$ 179.74
Weighted average remaining contractual life, Exercisable	6 years 4 months 2 days
Exercise Price Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	1,505
Exercise price | $ / shares	$ 192.03
Weighted average remaining contractual life, Outstanding	6 years 9 months 18 days
Number of options Exercisable | shares	1,505
Exercise price | $ / shares	$ 192.03
Weighted average remaining contractual life, Exercisable	6 years 9 months 18 days
Exercise Price Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	1,505
Exercise price | $ / shares	$ 220.45
Weighted average remaining contractual life, Outstanding	6 years 9 months 18 days
Number of options Exercisable | shares	1,505
Exercise price | $ / shares	$ 220.45
Weighted average remaining contractual life, Exercisable	6 years 9 months 18 days
Exercise Price Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	1,505
Exercise price | $ / shares	$ 286.51
Weighted average remaining contractual life, Outstanding	6 years 9 months 18 days
Number of options Exercisable | shares	1,505
Exercise price | $ / shares	$ 286.51
Weighted average remaining contractual life, Exercisable	6 years 9 months 18 days
Exercise Price Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	306
Exercise price | $ / shares	$ 441.05
Weighted average remaining contractual life, Outstanding	5 years 4 months 2 days
Number of options Exercisable | shares	306
Exercise price | $ / shares	$ 441.05
Weighted average remaining contractual life, Exercisable	5 years 4 months 2 days